Term Borrowings - Narrative (Details) - Capital Bank Financial Corporation - Junior Subordinated Debt - USD ($)	Nov. 30, 2017	Dec. 31, 2018
Debt Instrument [Line Items]
Debt face amount	$ 212,400,000.0
Debt term	30 years
Debt retired during period		$ 45,400,000